EBP Net Periodic Benefit Cost & OCI (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost	$ 54	$ 59	$ 40
Interest cost	62	58	62
Expected return on plan assets	(85)	(75)	(76)
Amortization of prior service cost (credit)	0	0	0
Amortization of net actuarial loss	30	42	39
Net actuarial (gain) loss from settlements and curtailments	2	2	1
Reclassification to regulatory liability	0	0	0
Net periodic benefit cost	63	86	66
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial gain (loss)	(23)	5	(142)
Prior service (cost) credit	0	0	0
Amortization of prior service cost (credit) included in net periodic benefit cost	0	0	0
Amortization of net actuarial loss	30	42	39
Loss from settlements and curtailments	2	2	1
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)	9	49	(102)
Amounts included in accumulated other comprehensive income (loss):
Prior service cost (credit) expected to be amortized in next fiscal year	0
Net actuarial (gain) loss expected to be amortized in next fiscal year	28
Other Postretirement Benefits [Member]
Components of net periodic benefit cost:
Service cost	1	2	2
Interest cost	8	9	10
Expected return on plan assets	(12)	(12)	(12)
Amortization of prior service cost (credit)	(15)	(17)	(20)
Amortization of net actuarial loss	0	2	0
Net actuarial (gain) loss from settlements and curtailments	0	0	(1)
Reclassification to regulatory liability	4	3	4
Net periodic benefit cost	(14)	(13)	(17)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial gain (loss)	0	8	(18)
Prior service (cost) credit	0	0	(1)
Amortization of prior service cost (credit) included in net periodic benefit cost	(6)	(6)	(8)
Amortization of net actuarial loss	0	2	0
Loss from settlements and curtailments	0	0	1
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)	(6)	4	(26)
Other changes in plan assets and benefit obligations recognized in regulatory (assets) liabilities:
Net actuarial gain (loss) recognized in regulatory liabilities (assets)	2	10	(2)
Amortization of prior service cost (credit) from regulatory assets (liabilities)	(9)	$ (11)	$ (12)
Amounts included in accumulated other comprehensive income (loss):
Prior service cost (credit) expected to be amortized in next fiscal year	(5)
Net actuarial (gain) loss expected to be amortized in next fiscal year	0
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline
Prior service cost (credit) expected to be amortized in next fiscal year	(8)
Net actuarial (gain) loss expected to be amortized in next fiscal year	$ 0